Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges Abstract
Deferred Charges

6.Deferred Charges

Deferred charges, consist of dry-docking and special survey costs, net of accumulated amortization, amounted to $10,672 and $12,221 at December 31, 2011 and 2010, respectively, and loan fees, net of accumulated amortization, amounted to $4,036 and $4,141 and at December 31, 2011 and 2010, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Income, while amortization of loan fees is included in Interest and finance costs, net (Note 8).